INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Goodwill	$ 4,988	$ 5,024
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	3,057	3,089
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	440	442
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,491	$ 1,493